Organization and Principal Activities - Schedule of VIEs Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets	$ 75,984,403	$ 29,613,034
Plant and equipment, net	222,142	28,777
Total assets	79,203,411	29,853,278
Total liabilities	(8,087,635)	(4,463,935)
Net assets	12,284,878	10,977,359
Variable Interest Entity [Member]
Current assets	77,474,332	29,489,009
Plant and equipment, net	222,142	28,777
Other noncurrent assets	2,996,865	211,467
Total assets	80,693,339	29,729,253
Total liabilities	(29,384,186)	(4,300,574)
Net assets	$ 51,309,153	$ 25,428,679